Treasury Stock (Details Textual) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2011 USD ($)	Dec. 31, 2017 shares	Dec. 31, 2012 CNY (¥) shares	Dec. 31, 2011 CNY (¥) shares
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Authorized Amount | $	$ 100
Stock Repurchase Program, Period in Force	12 months
Stock Repurchased During Period, Shares		5,726,708	159,687	5,567,021
Stock Repurchased During Period, Value | ¥			¥ 3.5	¥ 123.8
American Depository Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Repurchased During Period, Shares		572,671	159,687	5,567,021